Operating assets and liabilities - Property, plant and equipment - Deprecation and Impairment Losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 2,925	kr 2,755
Cost of goods sold
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	2,312	2,091
Sales and distribution costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	69	76
Research and development costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	468	525
Administrative costs
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	70	57
Other operating income, net
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation and impairment losses	kr 6	kr 6